Other disclosures - Credit Risk - Measurement uncertainty - Baseline average macroeconomic variables used in the calculation of ECL (Details) - Baseline [member]	Jun. 30, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	25.40%	40.80%
GDP [member] | United Kingdom | 2020 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(8.70%)
GDP [member] | United Kingdom | 2021 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.10%
GDP [member] | United Kingdom | 2022 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.90%
GDP [member] | United Kingdom | Expected Worst Point [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(51.40%)
GDP [member] | US | 2020 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(4.20%)
GDP [member] | US | 2021 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%
GDP [member] | US | 2022 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.30%)
GDP [member] | US | Expected Worst Point [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(30.40%)
Unemployment [member] | United Kingdom | 2020 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.60%
Unemployment [member] | United Kingdom | 2021 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	6.50%
Unemployment [member] | United Kingdom | 2022 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	4.40%
Unemployment [member] | United Kingdom | Expected Worst Point [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.00%
Unemployment [member] | US | 2020 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	9.30%
Unemployment [member] | US | 2021 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	7.60%
Unemployment [member] | US | 2022 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	5.50%
Unemployment [member] | US | Expected Worst Point [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	13.40%
HPI [member] | United Kingdom | 2020 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.60%
HPI [member] | United Kingdom | 2021 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	2.00%
HPI [member] | United Kingdom | 2022 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.00%
HPI [member] | United Kingdom | Expected Worst Point [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.50%)
HPI [member] | US | 2020 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.10%
HPI [member] | US | 2021 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	1.80%
HPI [member] | US | 2022 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(0.80%)
HPI [member] | US | Expected Worst Point [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	(1.90%)
Bank Rate [member] | United Kingdom | 2020 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.20%
Bank Rate [member] | United Kingdom | 2021 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%
Bank Rate [member] | United Kingdom | 2022 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%
Bank Rate [member] | United Kingdom | Expected Worst Point [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.10%
Federal funds rate [member] | US | 2020 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.50%
Federal funds rate [member] | US | 2021 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%
Federal funds rate [member] | US | 2022 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%
Federal funds rate [member] | US | Expected Worst Point [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	0.30%